Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Capital Stock [Abstract]
Capital Stock

Note 6 - Capital Stock

On October 20, 2022 the Company , following receipt of written approval from stockholders acting without a meeting and holding at least the minimum number of votes that would be necessary to authorize or take such action at a meeting, filed an amendment to its Certificate of Incorporation to (i) change the name of the Company to “AMERICAN BATTERY MATERIALS, INC.” (the “Name Change”); and, (ii) increase the total number of authorized shares of the Company’s common stock, par value $0.001 per share, from 600,000,000 to 4,500,000,000 (the “Authorized Share Increase”). The Authorized Share Increase was effective as of October 20, 2022. The Name Change was processed by FINRA and was effective as of May 1, 2023, at which time the Company’s trading symbol was changed to BLTH

On October 20, 2022, in addition to the Name Change and the Authorized Share Increase, the holder of 63.86% of the issued and outstanding shares of stock of the Company entitled to vote took action by written consent and without a meeting, pursuant to Delaware General Corporate Law Section 228, and adopted and approved the following actions:

1.	Future amendment of the Company’s Certificate of Incorporation to implement a decrease in the authorized shares of the Company’s Common Stock from 4,500,000,000 to a number of not less than 10,000,000 and not more than 2,000,000,000 (the “Authorized Share Reduction”), at any time prior to October 20, 2023 (the “Anniversary Date”), with the Board having the discretion to determine whether or not the Authorized Share Reduction is to be effected, and if effected, the exact number of the Authorized Share Reduction within the above range.

2.	Future amendment of the Company’s Certificate of Incorporation to implement a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-1,000, (the “Reverse Split”), at any time prior to the Anniversary Date, with the Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.

Preferred Stock

The Company has authorization for “blank check” preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to common stock. As of September 30, 2023 and December 31, 2022, there were 10,000,000 shares of preferred stock authorized, and 0 shares issued and outstanding.

On August 12, 2022, the Company effected with the Delaware Secretary of State a designation of 50,000 shares of Series A Super Voting Preferred Convertible Stock, having a par value of $0.001 per share and a purchase price of $1.00 per share (the “Series A Preferred”).

The Series A Preferred may vote on any action upon which holders of the Common Stock may vote, and they shall vote together as one class with voting rights equal to sixty percent (60%) of all of the issued and outstanding shares of Common Stock of the Company. The Series A Preferred shall automatically convert into shares of Common Stock upon the earlier of either a) the effectiveness of a Registration Statement under the Securities Act of 1933, or b) Twelve (12) months from the issuance of the Series A Preferred Stock at a ratio equal to the purchase prices per share of the Series A Preferred divided by $0.005.

During the nine months ended September 30, 2023, the Company converted 50,000 shares of its Series A Preferred stock into 10,000,000 shares of its common stock.

Common Stock

The Company has authorized 4,500,000,000 shares of common stock, with 3,406,691,566 and 3,245,556,528 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively.

During the nine months ended September 30, 2023, the Company issued 54,916,669 shares of common stock for services valued at $373,650; 49,736,843 shares of common stock upon warrant exercises for an aggregate exercise price of $189,000; 16,799,491  shares of common stock upon cashless warrant exercise; 10,000,000 shares of common stock upon conversion of 50,000 shares of its Series A Preferred stock, 16,635,226 shares of common stock for note modification, and 13,046,809 shares of common stock in relation to issuance of promissory and convertible notes.

During the nine months ended September 30, 2022, the Company issued 49,789,365 shares of its common stock, in conversion of $189,200 of convertible notes and accrued interest.

Note 6 - Capital Stock

On October 20, 2022 the Company, following receipt of written approval from stockholders acting without a meeting and holding at least the minimum number of votes that would be necessary to authorize or take such action at a meeting, filed an amendment to its Certificate of Incorporation to (i) change the name of the Company to “American Battery Materials, Inc.” (the “Name Change”); and, (ii) increase the total number of authorized shares of the Company’s common stock, par value $0.001 per share, from 600,000,000 to 4,500,000,000 (the “Authorized Share Increase”). The Name Change will be effective upon confirmation by FINRA, at which time a new trading symbol will also be issued. The Authorized Share Increase was effective as of October 20, 2022.

On October 20, 2022, in addition to the Name Change and the Authorized Share Increase, the holder of 63.86% of the issued and outstanding shares of stock of the Company entitled to vote took action by written consent and without a meeting, pursuant to Delaware General Corporate Law Section 228, and adopted and approved the following actions:

1.	Future amendment of the Company’s Certificate of Incorporation to implement a decrease in the authorized shares of the Company’s Common Stock from 4,500,000,000 to a number of not less than 10,000,000 and not more than 2,000,000,000 (the “Authorized Share Reduction”), at any time prior to October 20, 2023 (the “Anniversary Date”), with the Board having the discretion to determine whether or not the Authorized Share Reduction is to be effected, and if effected, the exact number of the Authorized Share Reduction within the above range.

2.	Future amendment of the Company’s Certificate of Incorporation to implement a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-1,000, (the “Reverse Split”), at any time prior to the Anniversary Date, with the Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.

Preferred Stock

The Company has authorization for “blank check” preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to common stock. As of December 31, 2022 and 2021, there are 10,000,000 shares of preferred stock authorized, and 50,000 and 0 shares issued or outstanding, respectively.

On August 12, 2022, the Company effected with the Delaware Secretary of State a designation of 50,000 shares of Series A Super Voting Preferred Convertible Stock, having a par value of $0.001 per share and a purchase price of $1.00 per share (the “Series A Preferred”).

The Series A Preferred may vote on any action upon which holders of the Common Stock may vote, and they shall vote together as one class with voting rights equal to sixty percent (60%) of all of the issued and outstanding shares of Common Stock of the Company. The Series A Preferred shall automatically convert into shares of Common Stock upon the earlier of either a) the effectiveness of a Registration Statement under the Securities Act of 1933, or b) Twelve (12) months from the issuance of the Series A Preferred Stock at a ratio equal to the purchase prices per share of the Series A Preferred divided by $0.005.

During the year ended December 31, 2022, the Company issued 50,000 shares of Series A Preferred Stock pursuant to a Stock Purchase Agreement by and between the Company and Adam Lipson, a member of the Board of the Company, for the purchase price of $50,000.

Common Stock

The Company has authorized 4,500,000,000 shares of common stock, with 3,245,556,528 and 335,778,778 shares issued and outstanding at December 31, 2022 and 2021, respectively.

During the year ended December 31, 2022, the Company issued 2,909,777,750 shares of its common stock, including:

●	2,868,067,227 shares upon the conversion of $8,987,027 of convertible notes and accrued interest;

●	34,210,523 178,395 shares upon warrant exercises for an aggregate exercise price of $130,000; and

●	7,500,000 shares for services valued at $51,000 issued pursuant to an Investors Relations Consulting Agreement with a third party dated December 12, 2022.

During the year ended December 31, 2021, the Company issued 259,950,714 shares of its common stock upon the conversion of $961,953 of convertible notes and accrued interest.